Investments - Summary of Gross Real Estate and Loan Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Property	Dec. 31, 2016 USD ($) Property
Number of Properties
Beginning balance (in properties) | Property	2,615	2,629
Acquisitions/improvements (in properties) | Property	59	269
Dispositions of real estate (in properties) | Property	(192)	(213)
Principal payments and payoffs (in properties) | Property	(2)	(70)
Impairments (in properties) | Property	0	0
Write-off of gross lease intangibles (in properties) | Property	0	0
Loan premium amortization and other (in properties) | Property	0	0
Ending balance (in properties) | Property	2,480	2,615
Dollar Amount of Investments
Beginning balance	$ 8,247,654	$ 8,302,688
Acquisitions/improvements	350,066	711,510
Dispositions of real estate	(510,863)	(598,662)
Principal payments and payoffs	(7,878)	(34,955)
Impairments	(102,330)	(88,249)
Write-off of gross lease intangibles	(67,139)	(42,307)
Loan premium amortization and other	(6,485)	(2,371)
Ending balance	7,903,025	$ 8,247,654
Accumulated depreciation and amortization	(1,289,304)
Other	304
Net balance, December 31, 2017	$ 6,614,025
Owned Properties
Number of Properties
Beginning balance (in properties) | Property	2,541	2,485
Acquisitions/improvements (in properties) | Property	43	269
Dispositions of real estate (in properties) | Property	(192)	(213)
Principal payments and payoffs (in properties) | Property	0	0
Impairments (in properties) | Property	0	0
Write-off of gross lease intangibles (in properties) | Property	0	0
Loan premium amortization and other (in properties) | Property	0	0
Ending balance (in properties) | Property	2,392	2,541
Dollar Amount of Investments
Beginning balance	$ 8,181,076	$ 8,198,685
Acquisitions/improvements	326,766	711,510
Dispositions of real estate	(510,863)	(598,662)
Principal payments and payoffs	0	0
Impairments	(101,941)	(88,073)
Write-off of gross lease intangibles	(67,139)	(42,307)
Loan premium amortization and other	(4,841)	(77)
Ending balance	7,823,058	$ 8,181,076
Accumulated depreciation and amortization	(1,289,304)
Other	304
Net balance, December 31, 2017	$ 6,534,058
Financed Properties
Number of Properties
Beginning balance (in properties) | Property	74	144
Acquisitions/improvements (in properties) | Property	16	0
Dispositions of real estate (in properties) | Property	0	0
Principal payments and payoffs (in properties) | Property	(2)	(70)
Impairments (in properties) | Property	0	0
Write-off of gross lease intangibles (in properties) | Property	0	0
Loan premium amortization and other (in properties) | Property	0	0
Ending balance (in properties) | Property	88	74
Dollar Amount of Investments
Beginning balance	$ 66,578	$ 104,003
Acquisitions/improvements	23,300	0
Dispositions of real estate	0	0
Principal payments and payoffs	(7,878)	(34,955)
Impairments	(389)	(176)
Write-off of gross lease intangibles	0	0
Loan premium amortization and other	(1,644)	(2,294)
Ending balance	79,967	$ 66,578
Accumulated depreciation and amortization	0
Other	0
Net balance, December 31, 2017	$ 79,967